Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Formation and operating costs	$ 157,497	$ 3,769
Loss from operations	(157,497)	(3,769)
Other income:
Interest earned on marketable securities held in Trust Account	14,781
Unrealized loss on marketable securities held in Trust Account	(2,201)
Other income, net	12,580
Net loss	$ (144,917)	$ (3,769)
Weighted average shares outstanding, basic and diluted (in Shares)	7,698,927	7,500,000
Basic and diluted net loss per common share (in Dollars per share)	$ (0.02)	$ 0.00